FILED PURSUANT TO RULE 497(e)

REGISTRATION NO. 333-211881

GABELLI NEXTSHARES TRUST

Gabelli Media Mogul NextShares

Gabelli Food of All Nations NextShares

Gabelli Small Cap Growth NextShares

Gabelli RBI NextShares

Gabelli Equity Income NextShares

Gabelli ESG NextShares

Gabelli Mid and Small Cap Value NextShares

Gabelli Pet Parents’TM NextSharesTM

Supplement dated August 2, 2018

to the

Statement of Additional Information dated January 26, 2018

This supplement amends certain information in the Statement of Additional Information (the “SAI”), dated January 26, 2018, of Gabelli NextShares Trust (the “Company”). Unless otherwise indicated, all other information included in the SAI, or any previous supplements thereto, that is not inconsistent with the information set forth in this supplement remains unchanged. Capitalized terms not otherwise defined in this supplement have the same meaning as in the SAI.

The following replaces certain information under the heading “Investment Advisory and Other Services—Portfolio Manager Information—Other Accounts Managed” in the SAI.

Portfolio Manager Information

Other Accounts Managed

The information below provides summary information regarding other accounts for which each portfolio manager was primarily responsible for day to day management during the fiscal year ended September 30, 2017.

EXCLUDES GABELLI MEDIA MOGUL FUND:

Name of Portfolio Manager	Type of Accounts	Total No. of Accounts Managed	Total Assets	No. of Accounts where Advisory Fee is Based on Performance	Total Assets in Accounts where Advisory Fee is Based on Performance
Christopher J. Marangi	Registered Investment Companies:	7	$8.0 billion	3	$4.7 billion
	Other Pooled Investment Vehicles:	3	$118.6 million	0	$0
	Other Accounts:	374	$2.1 billion	0	$0

EXCLUDES GABELLI FOOD OF ALL NATIONS FUND:

Name of Portfolio Manager	Type of Accounts	Total No. of Accounts Managed	Total Assets	No. of Accounts where Advisory Fee is Based on Performance	Total Assets in Accounts where Advisory Fee is Based on Performance
Kevin V. Dreyer	Registered Investment Companies:	6	$7.5 billion	2	$4.4 billion
	Other Pooled Investment Vehicles:	3	$118.6 million	0	$0
	Other Accounts:	369	$2.2 billion	0	$0
EXCLUDES GABELLI SMALL CAP GROWTH FUND:
Name of Portfolio Manager	Type of Accounts	Total No. of Accounts Managed	Total Assets	No. of Accounts where Advisory Fee is Based on Performance	Total Assets in Accounts where Advisory Fee is Based on Performance
Mario J. Gabelli, CFA	Registered Investment Companies*:	26	$23.6 billion	6	$5.4 billion
	Other Pooled Investment Vehicles:	11	$1.1 billion	8	$902.7 million
	Other Accounts:	1,179	$13.0 billion	6	$1.3 billion
Laura S. Linehan, CFA	Registered Investment Companies:	2	$1.4 billion	0	$0
	Other Pooled Investment Vehicles:	0	$0	0	$0
	Other Accounts:	14	$5.0 million	0	$0
Sarah Donnelly	Registered Investment Companies:	3	$3.9 billion	1	$2.5 billion
	Other Pooled Investment Vehicles:	0	$0	0	$0
	Other Accounts:	17	$15.6 million	0	$0

EXCLUDES GABELLI RBI FUND:

Name of Portfolio Manager	Type of Accounts	Total No. of Accounts Managed	Total Assets	No. of Accounts where Advisory Fee is Based on Performance	Total Assets in Accounts where Advisory Fee is Based on Performance
Brian Sponheimer	Registered Investment Companies:	1	$2.5 billion	1	$2.5 billion
	Other Pooled Investment Vehicles:	1	$2.6 million	1	$2.6 million
	Other Accounts:	6	$1.4 million	0	$0
Jose Garza	Registered Investment Companies:	0	$0	0	$0
	Other Pooled Investment Vehicles:	0	$0	0	$0
	Other Accounts:	4	$171,000	0	$0

EXCLUDES GABELLI EQUITY INCOME FUND:
Name of Portfolio Manager	Type of Accounts	Total No. of Accounts Managed	Total Assets	No. of Accounts where Advisory Fee is Based on Performance	Total Assets in Accounts where Advisory Fee is Based on Performance
Mario J. Gabelli, CFA	Registered Investment Companies*:	26	$23.6 billion	6	$5.4 billion
	Other Pooled Investment Vehicles:	11	$1.1 billion	8	$902.7 million
	Other Accounts:	1,179	$13.0 billion	6	$1.3 billion

EXCLUDES GABELLI ESG FUND:

Name of Portfolio Manager	Type of Accounts	Total No. of Accounts Managed	Total Assets	No. of Accounts where Advisory Fee is Based on Performance	Total Assets in Accounts where Advisory Fee is Based on Performance
Christopher C. Desmarais	Registered Investment Companies:	1	$67.9 million	0	$0
	Other Pooled Investment Vehicles:	0	$0	0	$0
	Other Accounts:	19	$6.1 million	0	$0
Kevin V. Dreyer	Registered Investment Companies:	7	$7.5 billion	2	$4.4 billion
	Other Pooled Investment Vehicles:	3	$118.6 million	0	$0
	Other Accounts:	369	$2.2 billion	0	$0
Christopher J. Marangi	Registered Investment Companies:	8	$8.0 billion	3	$4.7 billion
	Other Pooled Investment Vehicles:	3	$118.6 million	0	$0
	Other Accounts:	374	$2.1 billion	0	$0

EXCLUDES GABELLI SMALL AND MID CAP VALUE FUND:

Name of Portfolio Manager	Type of Accounts	Total No. of Accounts Managed	Total Assets	No. of Accounts where Advisory Fee is Based on Performance	Total Assets in Accounts where Advisory Fee is Based on Performance
Mario J. Gabelli, CFA	Registered Investment Companies*:	26	$23.6 billion	6	$5.4 billion
	Other Pooled Investment Vehicles:	11	$1.1 billion	8	$902.7 million
	Other Accounts:	1,179	$13.0 billion	6	$1.3 billion
Kevin V. Dreyer	Registered Investment Companies:	7	$7.5 billion	2	$4.4 billion
	Other Pooled Investment Vehicles:	3	$118.6 million	0	$0
	Other Accounts:	369	$2.2 billion	0	$0
Christopher J. Marangi	Registered Investment Companies:	8	$8.0 billion	3	$4.7 billion
	Other Pooled Investment Vehicles:	3	$118.6 million	0	$0
	Other Accounts:	374	$2.1 billion	0	$0
Jeffrey J. Jonas, CFA	Registered Investment Companies:	4	$5.6 billion	1	$2.5 billion
	Other Pooled Investment Vehicles:	1	$6.0 million	1	$6.0 million
	Other Accounts:	7	$48.8 million	0	$0

EXCLUDES GABELLI PET PARENTS’TM NEXTSHARESTM:

Name of Portfolio Manager	Type of Accounts	Total No. of Accounts Managed	Total Assets	No. of Accounts where Advisory Fee Based on Performance	Total Assets in Accounts where Advisory Fee is Based on Performance
Daniel M. Miller	Registered Investment Companies:	2	$2.0 billion	1	$1.8 billion
	Other Pooled Investment Vehicles:	0	$0	0	$0
	Other Accounts:	12	$38.2 million	0	$0

*	The total number of Registered Investment Companies (“RICs”) in the Fund Complex is 54. Mr. Gabelli is the sole portfolio manager of 15 RICs and part of the portfolio management team of 11 RICs.

Shareholders Should Retain This Supplement For Future Reference